Short-term and Long-term treasury investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term and Long-term treasury investments
Short-term treasury investments	¥ 19,242,083	$ 2,710,191	¥ 16,965,708
Long-term treasury investments	7,892,899	$ 1,111,692	10,199,802
Time deposits and other debt investments stated at amortized cost
Short-term and Long-term treasury investments
Short-term treasury investments	19,163,581		16,965,708
Long-term treasury investments	4,712,589		8,444,793
Structured notes and other debt investments under fair value option
Short-term and Long-term treasury investments
Long-term treasury investments	3,180,310		¥ 1,755,009
Other debt investments under fair value option
Short-term and Long-term treasury investments
Short-term treasury investments	¥ 78,502